AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON MARCH 21, 2011

File No. 033-42484
File No. 811-06400

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 138                                             /X/
AND
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 139                                                               /X/

THE ADVISORS’ INNER CIRCLE FUND
(Exact Name of Registrant as Specified in Charter)

101 FEDERAL STREET
BOSTON, MASSACHUSETTS 02110
(Address of Principal Executive Offices, Zip Code)

Registrant’s Telephone Number, including Area Code (800) 932-7781

Philip T. Masterson
c/o SEI Corporation
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Timothy W. Levin, Esquire	Christopher D. Menconi
Morgan, Lewis & Bockius LLP	Morgan, Lewis & Bockius LLP
1701 Market Street	1111 Pennsylvania Avenue, NW
Philadelphia, Pennsylvania 19103	Washington, DC 20004

It is proposed that this filing become effective (check appropriate box)

/X/ Immediately upon filing pursuant to paragraph (b)
/ / On [date] pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 138 relates solely to the following portfolios:  Acadian Emerging Markets Portfolio; AIG Money Market Fund; Edgewood Growth Fund; FMC Select Fund; FMC Strategic Value Fund; Haverford Quality Growth Stock Fund; HGK Equity Value Fund; ICM Small Company Portfolio; LSV Family of Funds; McKee International Equity Portfolio; Rice Hall James Family of Funds; Sands Capital Global Growth Fund; TS&W Family of Funds; UA S&P 500 Index Fund; WHG LargeCap Value Fund; WHG SMidCap Fund; WHG SmallCap Value Fund; WHG Income Opportunity Fund and the WHG Balanced Fund.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 138 to Registration Statement No. 033-42484 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 21st day of March, 2011.

                                        THE ADVISORS’ INNER CIRCLE FUND

                                By: /s/ Philip T. Masterson
Philip T. Masterson, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

* Trustee March 21, 2011
Charles E. Carlbom

* Trustee March 21, 2011
John K. Darr

* Trustee March 21, 2011
William M. Doran

* Trustee March 21, 2011
Mitchell A. Johnson

* Trustee March 21, 2011
Betty L. Krikorian

* Trustee March 21, 2011
Robert A. Nesher

* Trustee March 21, 2011
James M. Storey

* Trustee March 21, 2011
George J. Sullivan, Jr.

/s/ Philip T. Masterson President March 21, 2011
Philip T. Masterson

* Treasurer, Controller & March 21, 2011
Michael Lawson Chief Financial Officer

*By:     /s/ Philip T. Masterson
            *Philip T. Masterson, Attorney-in-Fact

Exhibit Index

Exhibit Number Description

EX-101.INS XBRL Instance Document

EX-101.SCH XBRL Taxonomy Extension Schema Document

EX-101.CAL XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE XBRL Taxomony Extension Presentation Linkbase